SHARE CAPITAL AND RESERVES (Details - Outstanding and exercisable stock options) - $ / shares	9 Months Ended
	Sep. 30, 2025	Jun. 30, 2026	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Stock Option 1 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expiry date	Mar. 22, 2026
Options outstanding	2,000,000
Options exercisable	2,000,000
Weighted average exercise price	$ 0.09
Weighted average remaining life	5 months 19 days
Stock Option 2 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expiry date	Oct. 12, 2032
Options outstanding	2,980,000
Options exercisable	2,980,000
Weighted average exercise price	$ 0.06
Weighted average remaining life	7 years 14 days
Stock Option 3 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expiry date	Jan. 16, 2028
Options outstanding	250,000
Options exercisable	250,000
Weighted average exercise price		$ 0.07
Weighted average remaining life	2 years 3 months 18 days
Stock Option 4 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expiry date	Jun. 12, 2035
Options outstanding	2,750,000
Options exercisable	2,750,000
Weighted average exercise price	$ 0.04
Weighted average remaining life	9 years 8 months 12 days
Equity Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options outstanding	7,980,000		5,230,000	5,230,000	4,980,000
Options exercisable	7,980,000
Weighted average exercise price	$ 0.06		$ 0.07	$ 0.07	$ 0.07
Weighted average remaining life	6 years 1 month 28 days